12 Financial assets and financial liabilities (Details 12) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of redesignated financial assets and liabilities [line items]
Liabilities arising from financing activities, beginning	R$ 344,872	R$ 81,936	R$ 18,817
Payments	(223,529)	(166,684)	(12,443)
Addition	716,929	78,295	74,980
Interest	54,489	37,494	2,821
Foreign exchange movement	21,279	1,126	2,697
Business combination	152,670	104,452
Other	(1,522)	(4,107)	(4,936)
Liabilities arising from financing activities, ending	1,065,188	344,872	81,936
Dividends Payable [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Liabilities arising from financing activities, beginning		4,107	14,888
Payments	(12,984)	(51,812)	(5,845)
Addition	12,984	51,812
Interest
Foreign exchange movement
Business combination
Other		(4,107)	(4,936)
Liabilities arising from financing activities, ending			4,107
Lease liabilities [member]
Disclosure of redesignated financial assets and liabilities [line items]
Liabilities arising from financing activities, beginning	284,515	212,360
Payments	(55,455)	(39,779)
Addition	98,904	19,100
Interest	44,458	31,469
Foreign exchange movement
Business combination	76,855	61,365
Other	(1,574)
Liabilities arising from financing activities, ending	447,703	284,515	212,360
Loans And Financing [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Liabilities arising from financing activities, beginning	60,357	77,829	3,823
Payments	(155,090)	(75,093)	(6,492)
Addition	605,041	7,383	74,980
Interest	10,031	6,025	2,821
Foreign exchange movement	21,279	1,126	2,697
Business combination	75,815	43,087
Other	52
Liabilities arising from financing activities, ending	R$ 617,485	R$ 60,357	77,829
Related Parties [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Liabilities arising from financing activities, beginning			106
Payments			(106)
Addition
Interest
Foreign exchange movement
Business combination
Other